[logo] PIONEER Investments(R)






March 6, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer High Yield Fund (the "Fund")
          (File Nos. 333-90789 and 811-09685)
          CIK No. 0001094521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus relating to the offering of the Fund's Class A, Class B, Class C, Class R, Class Y and Class Z shares that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in Post-Effective Amendment No. 21 to the Fund's registration statement on Form N-1A filed electronically on February 28, 2012 (SEC Accession
No. 0001094521-12-000004).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Daniel J. Hynes
    -------------------------
    Daniel J. Hynes
    Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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